UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02796)

Exact name of registrant as specified in charter:	Putnam High Yield Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments:

Putnam High Yield Trust

The fund's portfolio
11/30/13 (Unaudited)

CORPORATE BONDS AND NOTES (85.9%)(a)
			Principal amount	Value

Advertising and marketing services (0.2%)

Griffey Intermediate, Inc. / Griffey Finance Sub LLC 144A sr. notes 7s, 2020			$2,380,000	$1,856,400

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			1,465,000	1,510,781

				3,367,181
Automotive (0.9%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			2,525,000	2,872,188

General Motors Co. 144A sr. unsec. notes 6 1/4s, 2043			595,000	603,925

General Motors Escrow escrow notes 8 1/4s, 2023			2,555,000	38,325

Motors Liquidation Co. Escrow escrow notes 8 3/8s, 2033			2,390,000	35,850

Navistar International Corp. sr. notes 8 1/4s, 2021			3,376,000	3,460,400

Schaeffler Finance BV company gauranty sr. notes Ser. REGS, 8 3/4s, 2019 (Netherlands)		EUR	345,000	533,244

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)			$1,280,000	1,456,000

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			945,000	1,082,024

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)			1,515,000	1,511,213

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			1,055,000	1,202,700

				12,795,869
Basic materials (8.3%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			855,000	923,486

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			4,460,000	5,642,006

ArcelorMittal sr. unsec. unsub. notes 7 1/2s, 2039 (France)			990,000	965,250

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			1,795,000	1,709,738

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			2,160,000	2,324,700

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			2,831,000	2,958,394

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			1,510,000	1,447,713

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			3,978,000	4,246,515

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)			1,595,000	1,766,462

Cemex SAB de CV 144A company guaranty sr. notes 7 1/4s, 2021 (Mexico)			1,020,000	1,034,025

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)			2,335,000	2,364,188

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)			2,425,000	2,376,500

CPG Merger Sub LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			1,760,000	1,834,800

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			865,000	856,523

Exopack Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			2,080,000	2,085,200

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			1,915,000	2,029,900

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			1,635,000	1,827,112

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			2,677,000	2,830,928

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			650,000	702,000

FQM Akubra, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)			600,000	627,000

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021			2,325,000	2,290,124

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			3,225,000	3,418,500

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			2,341,000	2,797,494

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			805,000	820,094

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			1,375,000	1,356,093

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			3,302,000	3,429,952

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			2,538,000	2,842,560

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			1,830,000	2,022,150

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			2,655,000	2,615,175

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			2,185,000	1,939,188

Ineos Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)			1,380,000	1,533,525

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			1,615,000	1,768,425

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)			3,295,000	3,315,594

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			3,663,000	4,203,292

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			2,385,000	2,635,425

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			1,555,000	1,621,088

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			2,640,000	2,772,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			1,510,000	1,562,850

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			760,000	749,284

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			1,770,000	1,982,400

Nufarm Australia, Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			1,458,000	1,505,384

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			2,720,000	2,910,400

PQ Corp. 144A sr. notes 8 3/4s, 2018			2,725,000	2,970,250

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			1,183,000	1,330,875

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			2,511,000	2,642,828

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			420,000	394,800

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			1,515,000	1,473,338

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			980,000	1,011,227

Smurfit Kappa Treasury company guaranty sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)			1,458,000	1,592,864

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			630,000	685,125

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			435,000	473,063

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			1,580,000	1,714,300

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			270,000	267,975

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			4,218,000	4,797,975

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			620,000	654,100

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			2,115,000	2,233,969

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			1,915,000	1,917,394

USG Corp. sr. unsec. notes 9 3/4s, 2018			1,174,000	1,373,580

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			485,000	503,188

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			3,911,000	3,754,560

				120,434,848
Broadcasting (2.7%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			1,381,000	1,394,810

Clear Channel Communications, Inc. company guaranty sr. unsec. unsub. notes 9s, 2019			3,725,000	3,799,500

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			2,890,000	3,041,725

Clear Channel Worldwide Holdings, Inc. sr. unsec. notes 6 1/2s, 2022			2,775,000	2,865,187

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			1,070,000	1,126,175

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			2,520,000	2,866,500

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			2,075,000	2,183,938

Gray Television, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2020			1,350,000	1,420,875

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021			965,000	990,331

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			3,965,000	4,192,987

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			945,000	930,825

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			1,010,000	1,023,888

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			3,668,000	3,768,870

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			3,790,000	3,894,224

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			1,440,000	1,548,000

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			2,515,000	2,785,363

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020			1,475,000	1,640,938

				39,474,136
Building materials (1.0%)

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			2,170,000	2,343,600

Building Materials Corp. 144A sr. notes 7s, 2020			1,385,000	1,488,874

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			1,040,000	1,120,600

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			1,333,000	1,516,287

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			3,044,000	3,336,985

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			3,111,000	3,429,877

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			607,000	670,735

Owens Corning company guaranty sr. unsec. notes 9s, 2019			642,000	796,883

				14,703,841
Capital goods (5.9%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			6,125,000	6,477,187

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			5,160,000	5,805,000

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			2,200,000	2,205,500

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			825,000	845,625

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			1,627,000	1,893,421

Beverage Packaging Holdings Luxembourg II SA company guaranty sr. sub. notes Ser. REGS, 9 1/2s, 2017		EUR	1,295,000	1,826,337

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			$2,775,000	2,941,500

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			831,000	826,845

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			1,325,000	1,507,188

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			3,367,000	3,678,447

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			360,000	386,550

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			1,776,000	1,647,240

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	610,000	883,897

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			$1,202,000	1,247,074

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			2,430,000	1,810,350

Gestamp Funding Luxembourg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)			1,105,000	1,123,012

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			1,000,000	1,082,500

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			3,931,000	5,038,468

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			3,345,000	3,378,450

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			4,590,000	4,360,500

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			2,656,000	2,775,520

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			1,640,000	1,738,400

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			1,715,000	1,779,313

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			1,235,000	1,370,850

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			2,995,000	3,069,875

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			3,870,000	4,286,024

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			195,000	208,650

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			240,000	252,600

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)			3,445,000	3,651,700

Schaeffler Holding Finance BV 144A sr. unsec. notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	1,175,000	1,706,357

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			$2,120,000	2,321,400

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			1,785,000	1,896,562

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			3,450,000	3,562,124

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			2,130,000	2,279,100

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020			1,790,000	1,848,175

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			2,845,000	3,058,374

Triumph Group, Inc. unsec. sub. FRN notes 4 7/8s, 2021			1,000,000	967,500

WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			535,000	537,675

				86,275,290
Coal (0.7%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			2,010,000	1,718,550

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			2,870,000	3,121,125

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			3,535,000	3,738,263

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			218,000	245,795

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			1,310,000	1,391,875

				10,215,608
Commercial and consumer services (2.2%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			1,094,850	1,101,693

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			1,115,000	1,123,363

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			1,375,000	1,588,125

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			4,914,000	5,675,670

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			2,170,000	2,316,475

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			3,315,000	3,327,483

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			3,045,000	3,113,513

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			3,180,000	3,315,150

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			2,710,000	3,031,813

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			3,739,000	4,131,595

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			1,404,000	1,421,550

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			2,468,723	2,604,503

				32,750,933
Communication services (10.1%)

Adelphia Communications Corp. escrow bonds zero %, 2014			4,000	30

Adelphia Communications Corp. escrow bonds zero %, 2014			4,000	30

Adelphia Communications Corp. escrow bonds zero %, 2014			2,906,000	21,795

Adelphia Communications Corp. escrow bonds zero %, 2014			81,000	608

Adelphia Communications Corp. escrow bonds zero %, 2014			2,223,000	16,673

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			1,772,000	2,051,090

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			903,000	1,011,360

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			2,142,000	2,238,390

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			2,865,000	2,714,588

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			705,000	766,688

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			1,585,000	1,648,400

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			3,075,000	2,882,813

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			1,851,000	1,955,119

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			1,995,000	2,039,888

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			540,000	549,450

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			415,000	448,200

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			1,020,000	1,104,558

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			3,945,000	3,895,688

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			1,540,000	1,663,200

CyrusOne LP/CyrusOne Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022			885,000	907,125

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			2,710,000	2,831,950

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			1,695,000	1,764,919

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			1,805,000	2,089,287

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			825,000	888,938

Equinix, Inc. sr. unsec. notes 7s, 2021			1,285,000	1,407,074

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			1,135,000	1,299,575

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			2,645,000	3,054,974

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			2,130,000	2,284,424

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			2,076,000	2,288,790

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			2,026,000	2,226,068

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			5,675,000	5,987,125

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			9,014,000	9,442,165

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			868,000	969,990

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			1,980,000	2,217,600

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			470,000	514,650

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			934,000	990,040

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			965,000	979,475

Lynx I Corp. 144A sr. notes 5 3/8s, 2021 (United Kingdom)			1,065,000	1,086,300

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023 (United Kingdom)			1,065,000	1,096,950

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			1,495,000	1,592,175

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			3,916,000	4,033,480

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			4,409,000	4,585,360

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			2,935,000	2,113,200

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			2,610,000	2,531,700

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	1,680,000	1,699,131

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			$1,500,000	1,635,581

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			2,436,000	2,598,732

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			982,000	1,060,560

SBA Telecommunications, Inc. notes 5 3/4s, 2020			2,285,000	2,382,113

Sprint Capital Corp. company guaranty 6 7/8s, 2028			5,247,000	4,984,650

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			5,670,000	6,208,650

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			4,075,000	4,411,188

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			140,000	162,400

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			3,165,000	3,410,288

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			6,506,000	7,864,128

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			405,000	419,175

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			1,015,000	1,065,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			730,000	744,600

T-Mobile USA, Inc. 144A sr. unsec. notes 5 1/4s, 2018			960,000	1,000,800

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			1,275,000	1,379,904

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			3,210,000	3,145,800

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			849,000	917,981

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			6,229,000	6,929,763

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)		EUR	500,000	717,827

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)			$2,375,000	2,493,750

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)			875,000	929,688

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)(PIK)			1,359,653	1,403,842

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			1,235,000	1,179,425

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,938,000	2,223,855

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			2,047,000	2,185,173

				147,346,656
Consumer (0.3%)

Gibson Brands, Inc. 144A sr. unsec. notes 8 7/8s, 2018			2,755,000	2,816,988

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			140,000	148,400

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			175,000	186,156

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			1,604,000	1,720,290

				4,871,834
Consumer staples (5.7%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			2,995,000	2,755,400

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			1,069,000	1,101,070

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			2,405,000	2,579,363

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			730,000	854,100

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,010,000	982,225

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			1,385,000	1,319,213

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)			2,310,000	2,347,269

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			1,830,000	2,038,163

Carrols Restaurant Group, Inc. company guaranty sr. notes 11 1/4s, 2018			1,625,000	1,852,500

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			2,695,000	2,944,288

Claire's Stores, Inc. 144A sr. notes 9s, 2019			3,095,000	3,462,531

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			675,000	634,500

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			3,123,000	3,556,315

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			2,351,000	2,512,631

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			680,000	640,900

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			545,000	532,738

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			2,962,000	3,265,634

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			2,215,000	2,480,800

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			2,600,000	2,886,000

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			1,000,000	1,091,250

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			1,845,000	1,651,533

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			3,060,000	2,945,250

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			920,000	994,750

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			1,315,000	1,367,600

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			1,605,000	1,665,188

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			685,000	710,688

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			810,000	874,800

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			3,390,000	3,542,550

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			1,520,000	1,618,800

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			4,980,000	5,428,200

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			1,265,000	1,350,388

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			1,250,000	1,325,000

Post Holdings, Inc. 144A sr. unsec. unsub. notes 7 3/8s, 2022			250,000	265,000

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			3,090,000	3,275,400

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			3,805,000	3,771,706

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019			880,000	990,000

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			2,300,000	2,653,625

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			740,000	828,800

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			1,960,000	2,072,700

Sun Merger Sub, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2021			530,000	543,250

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018			1,865,000	1,944,263

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			3,020,000	3,382,400

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			252,000	258,300

				83,297,081
Energy (oil field) (1.1%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			1,740,000	1,761,750

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			2,665,000	2,778,263

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			2,080,000	2,215,200

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			1,918,000	1,961,155

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			2,800,000	3,044,978

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			2,030,000	2,090,900

Tervita Corp. 144A company guaranty sr. unsec. unsub. notes 9s, 2018 (Canada)		CAD	1,300,000	1,266,575

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			$665,000	671,650

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)			505,000	536,563

				16,327,034
Entertainment (1.2%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			1,825,000	2,085,063

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			420,000	457,800

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			1,360,000	1,332,800

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			770,000	742,087

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			345,000	323,438

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			345,000	376,913

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			2,555,000	2,548,613

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			955,000	974,100

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025			1,770,000	1,672,650

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			2,275,000	2,235,188

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			4,309,000	4,222,820

				16,971,472
Financials (8.7%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020			2,720,000	2,835,600

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			690,000	713,288

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017			25,000	27,438

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			2,790,000	2,894,625

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			1,500,000	1,788,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			1,270,000	1,524,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			670,000	785,575

Ally Financial, Inc. unsec. sub. notes 8s, 2018			1,542,000	1,834,980

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068			2,202,000	2,643,501

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)			2,190,000	2,075,024

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			3,232,000	3,442,080

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			965,000	927,606

CIT Group, Inc. company guaranty sr. notes 5s, 2023			1,435,000	1,402,713

CIT Group, Inc. sr. unsec. notes 5s, 2022			850,000	841,500

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			2,460,000	2,626,050

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			590,000	666,700

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			1,635,000	1,761,712

Citigroup, Inc. unsec. sub. notes 4 3/4s, 2019		EUR	870,000	1,175,017

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020			$2,605,000	2,409,625

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020			1,500,000	1,605,000

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			795,000	872,513

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			2,950,000	2,566,500

Dresdner Funding Trust I 144A bonds 8.151s, 2031			4,775,000	4,918,250

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			3,910,000	4,183,700

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 6.071s, perpetual maturity (Jersey)			1,625,000	1,618,905

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)			2,655,000	3,004,318

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			1,050,000	1,026,029

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			2,700,000	2,791,125

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			1,525,000	1,591,719

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A unsec. sub. notes 6s, 2020			2,208,000	2,265,960

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			490,000	537,775

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			1,310,000	1,346,025

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			955,000	928,738

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			1,605,000	1,757,474

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B, 9s, 2017(R)			1,385,000	1,613,525

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			550,000	572,000

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,565,000	1,674,550

Lloyds Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)		GBP	1,765,000	4,538,889

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			$1,305,000	1,350,675

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			902,000	935,825

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			1,105,000	1,243,125

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			1,380,000	1,431,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			2,340,000	2,223,000

Nationstar Mortgage, LLC/Nationstar Capital Corp. FRN notes 6 1/2s, 2018			1,900,000	1,923,750

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022			1,810,000	1,855,250

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020			1,125,000	1,181,250

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			2,020,000	1,984,650

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			1,400,000	1,389,500

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			3,435,000	3,512,288

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			2,535,000	2,725,125

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			2,565,000	2,577,825

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			2,781,000	2,836,620

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			1,870,000	2,061,674

Royal Bank of Scotland Group PLC jr. sub. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			1,200,000	1,149,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)			5,780,000	5,996,750

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			3,260,000	3,797,900

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017			6,180,000	6,674,400

Springleaf Finance Corp. 144A sr. unsec. notes 7 3/4s, 2021			560,000	599,200

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			1,175,000	1,157,375

Stearns Holdings, Inc. 144A bank guaranty sr. unsec. FRN notes 9 3/8s, 2020			3,683,000	3,802,698

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			2,800,000	2,982,000

				127,180,409
Gaming and lottery (1.8%)

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			3,675,000	3,573,937

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			466,000	474,155

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			1,900,000	1,990,250

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	1,310,000	1,270,153

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			$770,000	746,900

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			795,000	846,675

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			2,050,000	2,193,500

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			5,381,465	5,973,426

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			2,825,000	2,775,563

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			1,880,000	2,049,200

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			5,016,000	5,053,620

				26,947,379
Health care (7.2%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			2,875,000	2,968,438

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			2,795,000	2,906,800

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			2,083,000	2,239,225

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 144A company guaranty sr. unsec. notes 6s, 2021			3,890,000	3,987,250

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020			3,125,000	3,250,000

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			2,835,000	3,005,100

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			2,365,000	2,536,462

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	2,135,000	3,244,291

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$2,258,000	2,297,515

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			4,165,000	4,331,600

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			950,000	1,033,125

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)			1,037,000	1,064,221

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	1,000,000	1,435,193

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$2,131,000	2,397,374

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			1,816,000	1,968,090

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			1,945,000	2,100,600

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019			1,963,000	2,097,955

HCA, Inc. sr. notes 6 1/2s, 2020			6,665,000	7,356,493

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			705,000	784,313

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			4,218,000	4,523,804

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)			1,515,000	1,560,450

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			1,004,000	1,061,730

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			980,000	1,031,450

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			1,060,000	1,189,850

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			5,480,000	6,288,300

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			453,000	502,830

LifePoint Hospitals, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2021			670,000	672,513

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)			1,370,000	1,424,800

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			1,015,000	1,121,575

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			1,645,000	1,788,937

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			3,420,000	3,591,000

Service Corp. International/US sr. notes 7s, 2019			1,100,000	1,177,000

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			955,000	964,550

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			2,025,000	2,146,500

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			3,185,000	3,291,156

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			330,000	346,500

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			2,300,000	2,196,500

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			2,270,000	2,485,650

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			2,125,000	1,997,500

Tenet Healthcare Corp. 144A sr. notes 6s, 2020			1,270,000	1,327,150

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			1,880,000	2,105,600

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			410,000	439,725

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			1,555,000	1,667,737

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			430,000	453,650

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			3,345,000	3,574,969

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			2,495,000	2,747,619

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			2,055,000	2,111,513

				104,794,603
Homebuilding (2.1%)

Beazer Homes USA, Inc. company guaranty sr. notes 6 5/8s, 2018			1,705,000	1,832,875

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			2,041,000	2,265,510

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023			1,475,000	1,445,500

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			2,880,000	3,002,400

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			1,275,000	1,264,213

D.R. Horton, Inc. company guaranty sr. unsec. FRN notes 5 3/4s, 2023			520,000	525,200

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			2,440,000	2,519,300

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			675,000	712,125

Lennar Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2018			910,000	1,014,650

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			980,000	908,950

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,645,000	1,776,600

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			2,460,000	2,410,800

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			2,270,000	2,621,850

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			1,635,000	1,684,050

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			500,000	546,250

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			980,000	1,004,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			607,000	664,665

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			1,455,000	1,404,074

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			2,384,000	2,610,480

				30,213,992
Lodging/Tourism (1.2%)

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			1,287,000	1,370,655

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			680,000	727,600

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			720,000	702,000

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			3,225,000	3,660,375

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			965,000	1,066,325

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			1,715,000	1,843,625

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			2,589,000	3,048,548

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			1,505,000	1,678,075

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			570,000	599,925

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			3,065,000	2,904,088

				17,601,216
Media (0.3%)

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			2,735,000	2,817,050

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			918,000	892,755

				3,709,805
Oil and gas (11.1%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			1,047,000	1,120,290

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			2,810,000	3,013,725

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			2,620,000	2,561,050

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			2,110,000	2,131,100

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			3,855,000	4,047,750

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			1,310,000	1,408,250

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			2,135,000	2,281,781

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			4,636,000	5,035,855

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			1,880,000	2,143,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			2,785,000	3,056,538

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	790,000	1,168,657

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$765,000	833,850

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,180,000	1,326,025

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			675,000	698,625

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			2,580,000	2,696,100

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			1,650,000	1,782,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,480,000	1,504,050

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			1,222,000	1,243,385

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			2,246,000	1,594,660

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			6,245,000	6,432,350

Continental Resources, Inc. company guaranty sr. unsec. notes 4 1/2s, 2023			1,020,000	1,009,800

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			2,840,000	2,996,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			2,062,000	2,268,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			1,280,000	1,363,200

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			3,494,000	3,406,650

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			1,865,000	1,841,688

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			5,000,000	5,250,000

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			1,345,000	1,439,150

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			600,000	636,000

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			6,490,000	6,587,350

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			235,000	250,275

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			835,000	874,663

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			875,000	964,688

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			3,785,000	4,191,888

Kodiak Oil & Gas Corp. 144A sr. unsec. unsub. notes 5 1/2s, 2022			850,000	850,000

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			3,579,000	3,990,585

Linn Energy LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			2,510,000	2,528,825

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7s, 2019			5,220,000	5,193,900

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) (In default)(NON)			699,000	405,420

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			1,755,000	1,825,200

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			1,175,000	1,186,750

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			2,825,000	2,118,750

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			2,585,000	2,694,863

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018			490,000	509,600

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024			1,130,000	1,127,175

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			2,520,000	2,639,700

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			1,445,000	1,560,600

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			4,565,000	4,907,375

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			6,958,000	6,923,210

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			2,293,000	2,505,316

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			1,080,000	1,171,800

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			1,070,000	1,051,275

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			4,155,000	4,466,625

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			1,375,000	1,380,156

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022			1,385,000	1,385,000

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			4,071,000	4,600,230

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			1,060,000	1,097,100

Samson Investment Co. 144A sr. unsec. notes 10 1/2s, 2020			3,830,000	4,141,187

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			580,000	607,550

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			890,000	954,614

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			3,535,000	3,800,125

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			1,255,000	1,330,300

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			1,105,000	1,182,350

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			435,000	465,450

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			2,200,000	2,304,500

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			310,000	321,625

Whiting Petroleum Corp. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			4,810,000	4,966,325

Williams Cos., Inc. (The) notes 7 3/4s, 2031			293,000	330,578

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021			639,000	756,073

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			1,640,000	1,648,200

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			3,913,000	4,186,910

				162,274,235
Publishing (0.2%)

American Media, Inc. 144A notes 13 1/2s, 2018			334,251	359,320

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			1,360,000	1,387,200

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			1,725,000	1,774,594

				3,521,114
Retail (3.2%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			2,035,000	2,258,850

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			800,000	920,000

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			2,125,000	2,284,375

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			1,259,000	1,259,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			1,131,000	1,133,828

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			2,375,000	2,662,969

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			200,000	206,000

Chinos Intermediate Holdings A, Inc. 144A sr. unsec. notes 7 3/4s, 2019(PIK)			2,517,000	2,542,170

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			3,852,000	3,707,550

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			1,085,000	1,133,825

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			2,845,000	3,129,500

L Brands, Inc. sr. notes 5 5/8s, 2022			1,405,000	1,440,125

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)			2,909,000	3,010,815

Michaels Stores, Inc. company guaranty notes 11 3/8s, 2016			2,771,000	2,840,303

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			4,365,000	4,528,688

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			2,855,000	2,940,650

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			1,355,000	1,392,263

Neiman-Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			1,996,000	1,971,050

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			2,165,000	2,186,650

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			1,455,000	1,564,125

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			1,395,000	1,429,875

Rent-A-Center, Inc./TX company guaranty sr. unsec. notes 4 3/4s, 2021			1,880,000	1,762,500

				46,305,111
Technology (4.4%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			3,820,000	3,968,025

Alcatel-Lucent USA, Inc. sr. unsec. unsub. notes 6.45s, 2029			1,029,000	890,085

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			2,470,000	2,488,524

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			1,486,000	1,344,830

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			5,845,000	5,684,263

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			2,027,000	2,204,363

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			6,211,000	7,282,398

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			6,881,000	7,302,461

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			1,655,000	1,770,850

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			2,470,000	2,717,000

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021(FWC)			3,515,000	3,646,813

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			1,447,000	1,642,345

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			2,749,000	2,776,490

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			1,640,000	1,849,100

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			1,390,000	1,605,450

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			890,000	987,900

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			2,400,000	2,448,000

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021			370,000	399,600

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			1,803,000	1,694,820

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			5,130,000	5,097,938

SunGard Data Systems, Inc. unsec. sub. notes 6 5/8s, 2019			1,400,000	1,461,250

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			2,228,000	2,422,950

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			2,610,000	2,851,425

				64,536,880
Textiles (0.1%)

Hanesbrands, Inc. sr. unsec. notes 8s, 2016			905,000	943,472

Quiksilver, Inc./QS Wholesale, Inc. company guaranty sr. unsec. notes 10s, 2020			250,000	277,500

Quiksilver, Inc./QS Wholesale, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2018			255,000	274,125

				1,495,097
Transportation (1.3%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			5,783,000	6,137,208

Aguila 3 SA 144A company guaranty sr. unsec. notes 7 7/8s, 2018 (Luxembourg)			1,377,000	1,461,341

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			2,732,000	2,971,050

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			2,650,000	2,848,750

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			1,125,000	1,252,969

United Continental Holdings, Inc. company guaranty sr. unsec. notes 6s, 2020			1,585,000	1,579,056

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			2,010,000	2,004,975

				18,255,349
Utilities and power (4.0%)

AES Corp. (VA) sr. unsec. notes 8s, 2020			1,291,000	1,510,470

AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016			270,000	317,925

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			2,405,000	2,819,862

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			2,965,000	3,350,450

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			950,000	897,750

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			2,868,000	3,140,460

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			670,000	688,425

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			550,000	544,500

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037			3,047,000	3,305,525

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			3,010,000	3,250,800

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			2,590,000	3,238

El Paso Corp. sr. unsec. notes 7s, 2017			1,000,000	1,131,704

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031			121,000	123,471

El Paso Natural Gas Co. debs. 8 5/8s, 2022			1,597,000	2,047,961

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			4,414,000	4,689,874

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			2,875,000	3,335,000

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			940,000	996,400

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			1,680,000	1,915,200

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			2,190,000	2,359,725

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			695,000	781,875

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			3,175,000	3,643,313

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			1,579,987	1,666,885

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			2,225,000	2,336,250

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			765,000	858,713

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			610,000	703,025

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			1,493,000	1,493,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			4,166,000	4,645,090

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			1,720,000	1,689,900

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			2,100,000	1,921,500

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			200,000	214,000

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028			639,000	772,554

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			1,345,000	985,213

				58,140,058

Total corporate bonds and notes (cost $1,206,181,522)				$1,253,807,031

SENIOR LOANS (5.0%)(a)(c)
			Principal amount	Value

Basic materials (0.1%)

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			$1,365,000	$1,388,888

				1,388,888
Capital goods (—%)

Mirror Bidco Corp. bank term loan FRN 5 1/4s, 2019 (Luxembourg)			402,386	404,021

				404,021
Communication services (0.1%)

Asurion Corp. bank term loan FRN 11s, 2019			1,960,000	2,033,500

				2,033,500
Consumer cyclicals (2.5%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018			534,600	536,891

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			367,918	369,413

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018			6,605,653	6,267,113

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			3,545,611	3,564,448

CityCenter Holdings, LLC bank term loan FRN Ser. B, 5s, 2020			1,880,000	1,901,150

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.918s, 2019			6,226,000	5,887,461

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			1,500,000	1,499,063

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019			1,694,746	1,732,878

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			773,905	716,691

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019			623,000	628,046

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019			267,000	269,163

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.17s, 2014(PIK)			—	—

Harrah's bank term loan FRN Ser. B, 9 1/2s, 2016			827,750	829,561

J.C. Penney Corp., Inc. bank term loan FRN 6s, 2018			379,050	369,912

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020			3,690,000	3,711,505

Travelport, LLC bank term loan FRN 9 1/2s, 2016			3,482,499	3,602,935

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			965,348	982,544

Travelport, LLC bank term loan FRN 6 1/4s, 2019			1,995,000	2,038,018

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,415,000	1,400,850

				36,307,642
Consumer staples (0.2%)

BJ's Wholesale Club, Inc. bank term loan FRN 8 1/2s, 2020			915,000	931,871

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			1,147,125	1,154,295

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			1,145,000	1,159,299

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			500,000	502,500

				3,747,965
Energy (0.9%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			3,965,000	4,040,053

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			2,613,102	2,596,227

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)			870,625	879,694

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			2,835,000	2,877,525

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			2,297,638	2,296,201

				12,689,700
Financials (0.4%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			1,786	1,794

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)			553,322	568,366

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			3,765,000	3,678,718

Serta Simmons Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2019			1,333,923	1,338,914

				5,587,792
Health care (0.3%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			1,905,600	1,905,600

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			1,430,577	1,435,942

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			599,879	603,736

				3,945,278
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN 8 3/8s, 2018(PIK)			2,860,000	2,802,800

				2,802,800
Utilities and power (0.3%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			6,314,407	4,363,256

				4,363,256

Total senior loans (cost $74,192,522)				$73,270,842

COMMON STOCKS (1.7%)(a)
			Shares	Value

American Axle & Manufacturing Holdings, Inc.(NON)			84,740	$1,694,800

Calpine Corp.(NON)			112,900	2,134,939

CIT Group, Inc.			22,503	1,135,951

DISH Network Corp. Class A			28,200	1,527,312

Elizabeth Arden, Inc.(NON)			42,675	1,686,943

General Motors Co.(NON)			76,511	2,963,271

Gulfport Energy Corp.(NON)			25,300	1,478,279

Harry & David Holdings, Inc.(NON)			2,288	283,712

Huntsman Corp.			75,985	1,742,336

Jarden Corp.(NON)			29,620	1,665,829

Kodiak Oil & Gas Corp.(NON)			250,980	2,846,113

LyondellBasell Industries NV Class A			12,183	940,284

MetLife, Inc.			21,395	1,116,605

Surgical Care Affiliates, Inc.(NON)			3,354	102,096

Tribune Co.(NON)			24,806	1,848,047

Tribune Co. Class 1C(F)			2,165,993	541,498

Trump Entertainment Resorts, Inc.(NON)			3,732	7,464

Vantage Drilling Co.(NON)			949,728	1,775,991

Total common stocks (cost $23,044,260)				$25,491,470

PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			3,362	$3,230,777

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			138,915	3,728,479

M/I Homes, Inc. $2.438 pfd.			53,597	1,380,123

Total preferred stocks (cost $6,573,246)				$8,339,379

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			114,663	$2,391,801

MetLife, Inc. $3.75 cv. pfd.			37,735	1,157,332

United Technologies Corp. $3.75 cv. pfd.			26,200	1,712,432

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)			52,831	2,895,799

Total convertible preferred stocks (cost $7,280,777)				$8,157,364

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
			Principal amount	Value

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017			$1,704,000	$1,516,901

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			907,000	1,172,864

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			995,000	2,088,256

Total convertible bonds and notes (cost $3,927,811)				$4,778,021

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	420	$37,628

General Motors Co.	7/10/19	18.33	18319	387,996

General Motors Co.	7/10/16	18.33	18319	530,335

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	0.01	672570	—

Total warrants (cost $770,298)				$955,959

SHORT-TERM INVESTMENTS (3.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)			53,895,768	$53,895,768

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.12%, October 16, 2014(SEGSF)			$1,321,000	1,319,921

U.S. Treasury Bills with an effective yield of 0.07%, August 21, 2014(SEGSF)			110,000	109,924

U.S. Treasury Bills with an effective yield of 0.10%, July 24, 2014(SEGSF)			221,000	220,871

Total short-term investments (cost $55,546,364)				$55,546,484

TOTAL INVESTMENTS

Total investments (cost $1,377,516,800)(b)				$1,430,346,550

FORWARD CURRENCY CONTRACTS at 11/30/13 (aggregate face value $23,840,906) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	1/16/14	$250,439	$257,471	$7,032
	Euro	Sell	12/18/13	257,762	218,051	(39,711)
Barclays Bank PLC
	British Pound	Sell	12/18/13	4,315,785	4,101,302	(214,483)
	Euro	Sell	12/18/13	1,023,170	952,939	(70,231)
Citibank, N.A.
	Euro	Buy	12/18/13	97,425	98,747	(1,322)
	Euro	Sell	12/18/13	97,425	94,455	(2,970)
Credit Suisse International
	Euro	Sell	12/18/13	1,784,229	1,694,960	(89,269)
Deutsche Bank AG
	Euro	Sell	12/18/13	904,140	839,117	(65,023)
Goldman Sachs International
	Euro	Sell	12/18/13	2,247,712	2,179,409	(68,303)
HSBC Bank USA, National Association
	Euro	Sell	12/18/13	460,223	417,175	(43,048)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/16/14	823,233	847,036	23,803
	Euro	Sell	12/18/13	2,548,141	2,479,223	(68,918)
Royal Bank of Scotland PLC (The)
	Euro	Buy	12/18/13	821,797	822,983	(1,186)
	Euro	Sell	12/18/13	821,797	832,940	11,143
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/16/14	1,042,179	1,072,137	29,958
	Euro	Buy	12/18/13	713,365	788,491	(75,126)
UBS AG
	Euro	Sell	12/18/13	2,076,097	2,003,311	(72,786)
WestPac Banking Corp.
	Canadian Dollar	Sell	1/16/14	1,721,014	1,770,494	49,480
	Euro	Sell	12/18/13	2,445,281	2,370,665	(74,616)

Total						$(765,576)

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through November 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,459,219,164.
(b)	The aggregate identified cost on a tax basis is $1,380,017,685, resulting in gross unrealized appreciation and depreciation of $67,586,191 and $17,257,326, respectively, or net unrealized appreciation of $50,328,865.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$28,118,678	$204,444,327	$178,667,237	$11,627	$53,895,768
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,559,518 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $775,533 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $661,426.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$2,682,620	$—	$—
Capital goods	1,694,800	—	—
Communication services	1,527,312	—	—
Consumer cyclicals	6,477,147	7,464	541,498
Consumer staples	1,686,943	283,712	—
Energy	6,100,383	—	—
Financials	2,252,556	—	—
Health care	102,096	—	—
Utilities and power	2,134,939	—	—
Total common stocks	24,658,796	291,176	541,498
Convertible bonds and notes	$—	$4,778,021	$—
Convertible preferred stocks	1,712,432	6,444,932	—
Corporate bonds and notes	—	1,253,807,031	—
Preferred stocks	3,728,479	4,610,900	—
Senior loans	—	73,270,842	—
Warrants	918,331	37,628	—
Short-term investments	53,895,768	1,650,716	—

Totals by level	$84,913,806	$1,344,891,246	$541,498

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(765,576)	$—

Totals by level	$—	$(765,576)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$121,416	$886,992
Equity contracts	955,959	—

Total	$1,077,375	$886,992

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$40,700,000
Warrants (number of warrants)	710,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2014